Income Taxes (Details 1) - USD ($)	Aug. 31, 2022	Feb. 28, 2022	Feb. 28, 2021
Income Tax Disclosure [Abstract]
Deferred tax asset from operating losses carry-forwards	$ 745,372	$ 1,235,861	$ 1,095,494
Valuation allowance	(745,372)	(1,235,861)	(1,095,494)
Deferred tax asset, net